Share-based payments (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of restricted share units

	Number of RSUs	Weighted average Grant date fair value per share
RSUs outstanding December 31, 2021	42,896	$12.24
Granted	59,441	$8.00
Vested (1)	(14,253)	$12.17
Forfeited	(442)	$12.24
RSUs outstanding December 31, 2022	87,642	$11.43
Granted	68,273	$3.57
Vested (1)	(19,013)	$9.27
Forfeited	(14,149)	$12.73
RSUs outstanding June 30, 2023	122,753	6.63

(1)	No ordinary shares were issued in connection with the RSUs that vested during the six-month period ended June 30, 2023 and the year ended December 31, 2022.

Schedule of range of assumptions

	Tranche 1	Tranche 2	Directors
Volatility	70.91%	70.91%	75.32%
Expected term in years	7	7	6.92
Dividend rate	0%	0%	0%
Risk-free interest rate	1.58%	1.58%	1.58
Hurdle price	-	$18	-
Exercise price	$10.50	$10.50	$6.45
Share price	$9.42	$9.42	$5.03
Fair value of option on grant date	$6.14	$6.18	$3.31

Schedule of option outstanding

	Number of options	Weighted average Grant date fair value per share
Options outstanding December 31, 2021	-	$-
Granted	2,128,554	$5.21
Vested	(461,887)	$3.31
Forfeited	-	-
Options outstanding December 31, 2022	1,666,667	$5.21
Granted	154,074	$2.87
Vested	(10,446)	$2.64
Forfeited	(800,000)	$6.16
Options outstanding June 30, 2023	1,010,295	$5.94

Schedule of incentive shares

	Number of shares	Weighted average Grant date fair value per share
Incentive shares outstanding December 31, 2021	30,000	$23
Granted	-	$-
Vested	-	$-
Forfeited	(25,000)	$-
Incentive shares outstanding December 31, 2022	5,000	$23
Granted	-	$-
Vested	-	$-
Incentive shares outstanding June 30, 2023	5,000	23

Schedule of reconciliation to statement of profit or loss

€’000	2023	2022
RSUs	204	275
Incentive shares	28	-
Options	(65)	1,480
Share-based payment expense	167	1,755